Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of tax expense by geographic location

€ millions	2022	2021	2020
Current tax expense
Germany	539	608	895
Foreign	1,195	1,360	1,001
Total current tax expense	1,734	1,968	1,896
Deferred tax expense/income
Germany	89	109	-38
Foreign	-441	-606	80
Total deferred tax expense/income	-352	-497	42
 Total income tax expense	1,382	1,471	1,938

Schedule of major components of tax expense

€ millions	2022	2021	2020
Current tax expense/income
Tax expense for current year	1,746	1,707	1,653
Taxes for prior years	-12	261	243
Total current tax expense	1,734	1,968	1,896
Deferred tax expense/income
Origination and reversal of temporary differences	-313	-526	47
Unused tax losses, research and development tax credits, and foreign tax credits	-39	29	-5
Total deferred tax expense/income	-352	-497	42
 Total income tax expense	1,382	1,471	1,938

Schedule of profit before tax by geographic location

€ millions	2022	2021	2020
Germany	1,785	2,040	2,481
Foreign	1,305	4,807	4,739
 Total	3,090	6,847	7,220

Schedule of relationship between tax expense and profit before tax

€ millions, unless otherwise stated	2022	2021	2020
 Profit before tax	3,090	6,847	7,220
Tax expense at applicable tax rate of 26.4% (2021: 26.4%; 2020: 26.3%)	817	1,808	1,901
Tax effect of:
Foreign tax rates	-117	-126	-166
Non-deductible expenses	431	420	254
Tax-exempt income	297	-630	-282
Withholding taxes	179	204	105
Research and development and foreign tax credits	-95	-75	-100
Prior-year taxes	4	9	128
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits	-124	-34	41
Other	-10	-105	57
 Total income tax expense	1,382	1,471	1,938
Effective tax rate (in %)	44.7	21.5	26.8

Schedule of recognized deferred tax assets and liabilities

€ millions	2022	2021
Deferred tax assets
Intangible assets	1,069	759
Property, plant, and equipment	27	19
Leases	503	472
Other financial assets	23	14
Trade and other receivables	81	58
Pension provisions	203	196
Share-based payments	226	278
Other provisions and obligations	753	625
Contract liabilities	994	781
Carryforwards of unused tax losses	150	148
Research and development and foreign tax credits	110	77
Other	134	139
Total deferred tax assets (gross)	4,273	3,566
Netting	-2,208	-1,780
 Total deferred tax assets (net)	2,065	1,786
Deferred tax liabilities
Intangible assets	835	903
Property, plant, and equipment	108	120
Leases	437	405
Other financial assets	170	169
Trade and other receivables	269	206
Pension provisions	35	29
Other provisions and obligations	269	50
Contract liabilities	5	7
Other	321	187
Total deferred tax liabilities (gross)	2,449	2,076
Netting	-2,208	-1,780
 Total deferred tax liabilities (net)	241	296

Schedule of items not resulting in a deferred tax asset

€ millions	2022	2021	2020
Unused tax losses
Not expiring	345	430	570
Expiring in the following year	14	26	25
Expiring after the following year	453	309	338
Total unused tax losses	812	765	933
Deductible temporary differences	378	602	587
Unused research and development and foreign tax credits
Not expiring	9	28	26
Expiring after the following year	20	20	17
Total unused tax credits	29	48	43